Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally relating to personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. Currently, the Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time charter contracts as of June 30, 2025, amounted to $22,123,750 during the twelve months ending June 30, 2026, $10,201,750 during the twelve months ending June 30, 2027 and $2,236,000 during the twelve months ending June 30, 2028.

As of June 30, 2025, the Company had total obligations under the memoranda of agreement (Note 3) for the acquisitions of the seven Japanese built bulkers of $129,475,947 due during the third quarter of 2025.